Leases (Schedule of Supplemental Balance Sheet Information Operating Lease) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating leases:
Operating leases right-of-use	$ 8,765	$ 9,913
Current operating lease liabilities	1,811	1,813
Non-current operating lease liabilities	7,377	8,282
Total operating lease liabilities	$ 9,188	$ 10,095
Weighted average remaining lease term Operating leases	7 years 3 months 18 days	8 years 2 months 12 days
Weighted average discount rate Operating leases	2.30%	2.40%